Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2018:
U.S. federal	$4,952	$435	$5,387
State and local	2,615	(123)	2,492
Foreign	1,592	1,226	2,818
	$9,159	$1,538	$10,697
Year ended December 31, 2017:
U.S. federal	$4,174	$359	$4,533
State and local	2,706	(170)	2,536
Foreign	1,546	615	2,161
	$8,426	$804	$9,230
Year ended December 31, 2016:
U.S. federal	$9,518	$(935)	$8,583
State and local	2,681	(6)	2,675
Foreign	1,500	598	2,098
	$13,699	$(343)	$13,356

U.S. and Foreign Components of Earnings Before Income Taxes	The U.S. and foreign components of earnings before income taxes are as follows:
	2018	2017	2016
U.S.	$317,695	$332,607	$313,429
Foreign	(1,766)	(5,701)	(1,264)
Total	$315,929	$326,906	$312,165

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of significant differences between the reported amount of income tax expense and the expected amount of income tax expense that would result from applying the U.S. federal statutory income tax rate of 21 percent to income before taxes for the 2018 tax year and 35 percent for the 2017 and 2016 tax years, is as follows:

	2018	2017	2016
Income tax expense at U.S. federal statutory rate	$66,345	$114,417	$109,257
Tax adjustment related to REIT(a)	(63,669)	(109,294)	(101,868)
State and local income taxes, net of federal income tax benefit	1,461	1,193	1,481
Book expenses not deductible for tax purposes	1,926	2,635	2,465
Stock-based compensation	1,090	(121)	169
Valuation allowance(b)	3,813	3,953	2,340
Rate change(c)	(80)	(466)	(19)
Undistributed earnings of foreign subsidiaries(d)	(393)	1,363	—
Minimum tax credit refundable(e)	—	(4,108)	—
Other differences, net(f)	204	(342)	(469)
Income tax expense	$10,697	$9,230	$13,356

(a)	Includes dividend paid deduction of $69,818, $110,442 and $102,888 for the tax years ended December 31, 2018, 2017 and 2016, respectively.
(b)

For the years ended December 31, 2018, 2017 and 2016, a non-cash valuation allowance of $3,813, $3,953 and $2,340, respectively, was recorded to income tax expense due to our limited ability to utilize Puerto Rico deferred tax assets in future years.

(c)

Under the TCJA, the U.S. corporate income tax rate was lowered from 35% to 21%.  As a result, a non-cash benefit of $466 to income tax expense was recorded for the reduction of the U.S. net deferred tax liability for the year ended December 31, 2017.

(d)

In periods prior to December 31, 2017, the undistributed earnings of our Canadian subsidiaries were designated as permanently reinvested.  As of December 31, 2017, however, management did not assert that the undistributed earnings of our Canadian subsidiaries will be permanently reinvested.  For the years ended December 31, 2018 and 2017, we recognized a deferred tax (benefit) charge of $(393) and $1,363, respectively, for future foreign withholding taxes related to undistributed earnings.

(e)

Under the TCJA, the corporate alternative minimum tax was repealed and any minimum tax carryforwards not utilized become fully refundable in 2021.  The Company does not expect to utilize its minimum tax credit carryforward. As a result, a cash benefit of $4,108 to income tax expense was recorded for the year ended December 31, 2017.

(f)

Upon enactment, the TCJA includes a one-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings, net of foreign tax credits. As a result, a cash charge of $736 to income tax expense was recorded for the year ended December 31, 2017.

Components of Deferred Taxes

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2018	2017
Deferred tax assets:
Allowance for doubtful accounts	$654	$709
Accrued liabilities not deducted for tax purposes	7,022	3,648
Asset retirement obligation	—	124
Net operating loss carry forwards	34,716	18,617
Tax credit carry forwards	320	153
Charitable contributions carry forward	47	7
Property, plant and equipment	—	2,300
Investment in partnerships	—	240
Gross deferred tax assets	42,759	25,798
Less: valuation allowance	(23,934)	(20,120)
Net deferred tax assets	18,825	5,678
Deferred tax liabilities:
Intangibles	(6,565)	(5,199)
Investment in partnerships	(31,746)	—
Property, plant and equipment	(366)	—
Undistributed earnings of foreign subsidiaries	(882)	(1,363)
Gross deferred tax liabilities	(39,559)	(6,562)
Net deferred tax liabilities	$(20,734)	$(884)

Reconciliation Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2016	$772
Additions for tax positions related to current year	1,122
Additions for tax positions related to prior years	173
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	—
Settlements	—
Balance as of December 31, 2017	$2,067
Additions for tax positions related to current year	932
Additions for tax positions related to prior years	238
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(30)
Settlements	—
Balance as of December 31, 2018	$3,207

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2018:
U.S. federal	$4,952	$435	$5,387
State and local	2,615	(123)	2,492
Foreign	1,592	1,226	2,818
	$9,159	$1,538	$10,697
Year ended December 31, 2017:
U.S. federal	$4,174	$359	$4,533
State and local	2,706	(170)	2,536
Foreign	1,546	615	2,161
	$8,426	$804	$9,230
Year ended December 31, 2016:
U.S. federal	$9,518	$(935)	$8,583
State and local	2,681	(6)	2,675
Foreign	1,500	598	2,098
	$13,699	$(343)	$13,356

U.S. and Foreign Components of Earnings Before Income Taxes	The U.S. and foreign components of earnings before income taxes are as follows:
	2018	2017	2016
U.S.	$318,094	$332,989	$313,801
Foreign	(1,766)	(5,701)	(1,264)
Total	$316,328	$327,288	$312,537

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of significant differences between the reported amount of income tax expense and the expected amount of income tax expense that would result from applying the U.S. federal statutory income tax rate of 21 percent to income before taxes for the 2018 tax year and 35 percent for the 2017 and 2016 tax years, is as follows:

	2018	2017	2016
Income tax expense at U.S. federal statutory rate	$66,429	$114,551	$109,388
Tax adjustment related to REIT(a)	(63,753)	(109,294)	(101,999)
State and local income taxes, net of federal income tax benefit	1,461	1,193	1,481
Book expenses not deductible for tax purposes	1,926	2,635	2,465
Stock-based compensation	1,090	(121)	169
Valuation allowance(b)	3,813	3,953	2,340
Rate Change(c)	(80)	(466)	(19)
Undistributed earnings of foreign subsidiaries(d)	(393)	1,363	—
Minimum tax credit refundable(e)	—	(4,108)	—
Other differences, net(f)	204	(476)	(469)
Income tax expense	$10,697	$9,230	$13,356

(a)	Includes dividend paid deduction of $69,902, $110,824 and $102,888 for the tax years ended December 31, 2018, 2017 and 2016, respectively.
(b)

For the years ended December 31, 2018, 2017 and 2016, a non-cash valuation allowance of $3,813, $3,953 and $2,340, respectively, was recorded to income tax expense due to our limited ability to utilize Puerto Rico deferred tax assets in future years.

(c)

Under the TCJA, the U.S. corporate income tax rate was lowered from 35% to 21%.  As a result, a non-cash benefit of $466 to income tax expense was recorded for the reduction of the U.S. net deferred tax liability for the year ended December 31, 2017.

(d)

In periods prior to December 31, 2017, the undistributed earnings of our Canadian subsidiaries were designated as permanently reinvested.  As of December 31, 2017, however, management did not assert that the undistributed earnings of our Canadian subsidiaries will be permanently reinvested.  For the years ended December 31, 2018 and 2017, we recognized a deferred tax (benefit) charge of $(393) and $1,363 for future foreign withholding taxes related to undistributed earnings.

(e)

Under the TCJA, the corporate alternative minimum tax was repealed and any minimum tax carryforwards not utilized become fully refundable in 2021.  The Company does not expect to utilize its minimum tax credit carryforward. As a result, a cash benefit of $4,108 to income tax expense was recorded for the year ended December 31, 2017.

(f)

Upon enactment, the TCJA includes a one-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings, net of foreign tax credits. As a result, a cash charge of $736 to income tax expense was recorded for the year ended December 31, 2017.

Components of Deferred Taxes

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2018	2017
Deferred tax assets:
Allowance for doubtful accounts	$654	$709
Accrued liabilities not deducted for tax purposes	7,022	3,648
Asset retirement obligation	—	124
Net operating loss carry forwards	34,716	18,617
Tax credit carry forwards	320	153
Charitable contributions carry forward	47	7
Property, plant and equipment	—	2,300
Investment in partnership	—	240
Gross deferred tax assets	42,759	25,798
Less: valuation allowance	(23,934)	(20,120)
Net deferred tax assets	18,825	5,678
Deferred tax liabilities:
Intangibles	(6,565)	(5,199)
Investment in partnership	(31,746)	—
Property, plant and equipment	(366)	—
Undistributed earnings of foreign subsidiaries	(882)	(1,363)
Gross deferred tax liabilities	(39,559)	(6,562)
Net deferred tax liabilities	$(20,734)	$(884)

Reconciliation Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows
Balance as of December 31, 2016	$772
Additions for tax positions related to current year	1,122
Additions for tax positions related to prior years	173
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	—
Settlements	—
Balance as of December 31, 2017	$2,067
Additions for tax positions related to current year	932
Additions for tax positions related to prior years	238
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(30)
Settlements	—
Balance as of December 31, 2018	$3,207